Provisions - Schedule of Estimation of Retirement Indemnity to Employee (Detail) - Years	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
% social security contributions	45.00%	45.00%	45.00%
Salary increases	3.50%	3.50%	3.50%
Discount rate	1.00%	1.75%	1.75%
Terms of retirement	voluntary retirement	voluntary retirement	voluntary retirement
Retirement age	0	65	65